Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2024
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 13, 2024
Document Effective Date	Aug. 13, 2024
Prospectus Date	Jul. 31, 2024
AXS Astoria Inflation Sensitive ETF | AXS Astoria Inflation Sensitive ETF
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Trading Symbol	KNO